Related Party Transactions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Party Transactions

Note 6 — Related Party Transactions

Founder Shares

On August 19, 2021, the Company’s sponsor purchased 2,875,000 shares (the “Founder Shares”) of the Company’s common stock, par value $0.001, for an aggregate price of $25,000. The Founder Shares are subject to certain transfer restrictions, as described in Note 10.

The Initial Stockholders have agreed, subject to limited exceptions, that 50% of these shares will not be transferred, assigned, sold or released from escrow until the earlier of six months after the date of the consummation of the Company’s initial Business Combination and the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after its initial Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of the Company’s initial Business Combination, or earlier, in either case, if, subsequent to the Company’s initial Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement

Simultaneously with the closing of the IPO, the Company consummated the sale of 570,000 Private Placement Units at a price of $10.00 per Private Placement Unit in a private placement to Public Gold Marketing Sdn. Bhd., a Malaysian private limited company, a related party generating gross proceeds of $5,700,000, which is described in Note 5.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s sponsor or an affiliate of the sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units. As of March 31, 2025 and December 31, 2024, there were no Working Capital Loans outstanding.

The Company entered into promissory notes with Public Gold Marketing Sdn. Bhd., which is considered a related party due to a familial relationship between the controlling member of the sponsor and a 95% shareholder of Public Gold Marketing Sdn. Bhd. The promissory notes bear an interest of 6% per annum and repayable upon consummation of an initial Business Combination (Note 8).

Support Services

The Company has entered into an administrative services agreement pursuant to which the Company will pay its sponsor a total of $10,000 per month for office space, administrative and support services. On September 30, 2023, the Company terminated the administrative services agreement. As a result, the Company is no longer be required to pay the sponsor $10,000 monthly since September 30, 2023.

As of March 31, 2025 and December 31, 2024, $217,000 had been accrued under this arrangement and shown under “Due to affiliate” in the accompanying consolidated balance sheets.

Advances

On each of September 5, 2023, September 29, 2023 and November 7, 2023, an affiliate of the Company’s sponsor advanced $130,000 to the Company, for a total advance of $390,000. During the three months ended March 31, 2025, the $390,000 advance was amended to include a conversion option and $334,885 was included in “Convertible note - related party, net of debt discount” on the accompanying consolidated balance sheets. On March 6, 2025, the Company’s chief executive officer deposited $60,000 into the trust account. As of March 31, 2025 and December 31, 2024, $334,885 convertible debt and $390,000 advance to fund trust extension deposits was reflected in “Convertible note - related party, net of debt discount” and “Due to affiliate” on the consolidated balance sheets, respectively. The $60,000 advance to fund trust extension deposits was reflected in “Due to affiliate” on the consolidated balance sheets as of March 31, 2025 and December 31, 2024.

On March 24, 2025, the Company, PubCo and the affiliate of the Company’s sponsor entered into an agreement, pursuant to which the parties agreed that $390,000 of the advances received from the affiliate of the Company’s sponsor shall be converted into ordinary shares of PubCo at the time of the Closing, at a conversion price of $10.00 per share. The Company used extinguishment accounting for the amendment and recorded the difference between the initial principal amount of the promissory note in the amount of $390,000 and the fair value of the amended note as of the date of the amendment in the amount of $329,809, which resulted in a gain on modification of terms of the promissory note and advances from affiliate of $60,191, included in the Company’s consolidated statement of changes in stockholders’ deficit with the gain being considered a debt discount related to the amended promissory note, which is amortized over the expected term of the note. The net amount of the note, $334,885, was included in “Convertible notes - related party, net of debt discount” on the Company’s consolidated balance sheet as of March 31, 2025. As of March 31, 2025, the Company has amortized $5,076 of the debt discount with $324,733 remaining to be amortized.

The Company developed a Probability Weighted Expected Return Model (“PWERM”) to estimate the fair value of “Convertible note - related party, net of debt discount” as of the date of the amendment of the terms of the initial promissory note were made.

The following table presents the quantitative information regarding assumptions used in the valuation of “Convertible note - related party, net of debt discount,” which was determined principally by reference to the fair value of the underlying shares. Assumptions used to estimate the fair value of the underlying shares are as follows:

March 24, 2025
Closing stock price	$12.00
Expected time to liquidity	0.32 years
Risk free rate	4.31%
Volatility	29.6%

Note 5 — Related Party Transactions

Founder Shares

On August 19, 2021, the sponsor purchased 2,875,000 shares (the “Founder Shares”) of the Company’s common stock, par value $0.001, for an aggregate price of $25,000. The Founder Shares are subject to certain transfer restrictions, as described in Note 9.

The Initial Stockholders have agreed, subject to limited exceptions, that 50% of these shares will not be transferred, assigned, sold or released from escrow until the earlier of six months after the date of the consummation of the Company’s initial Business Combination and the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after its initial Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of the Company’s initial Business Combination, or earlier, in either case, if, subsequent to the Company’s initial Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement

Simultaneously with the closing of the IPO, the Company consummated the sale of 570,000 Private Placement Units at a price of $10.00 per Private Placement Unit in a private placement to Public Gold Marketing Sdn. Bhd., a Malaysian private limited company, a related party generating gross proceeds of $5,700,000, which is described in Note 4.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the sponsor or an affiliate of the sponsor, or certain officers or directors of the Company may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units. As of September 30, 2025 and December 31, 2024, there were no Working Capital Loans outstanding.

The Company entered into promissory notes with Public Gold Marketing Sdn. Bhd., which is considered a related party due to a familial relationship between the controlling member of the sponsor and a 95% shareholder of Public Gold Marketing Sdn. Bhd. The promissory notes bear an interest of 6% per annum and repayable upon consummation of an initial Business Combination (Note 7).

Support Services

The Company previously entered into an administrative services agreement pursuant to which the Company agreed to pay its sponsor a total of $10,000 per month for office space, administrative and support services. On September 30, 2023, the Company terminated the administrative services agreement. As a result, the Company is no longer be required to pay the sponsor $10,000 monthly since September 30, 2023.

As of September 30, 2025 and December 31, 2024, $217,000 had been accrued under this arrangement and shown under “Due to affiliate” in the accompanying consolidated balance sheets.

Advances

On each of September 5, 2023, September 29, 2023 and November 7, 2023, an affiliate of the Company’s sponsor advanced $130,000 to the Company, for a total advance of $390,000. On March 6, 2025, the Company’s chief executive officer deposited $60,000 into the Trust Account. On March 24, 2025, the $390,000 advance was amended to include a conversion option and as of September 30, 2025, as described below, as a result of which, the $390,000 advance was included in “Convertible note - related party, net of debt discount” on the accompanying consolidated balance sheets. The $60,000 advance to fund trust extension deposits was reflected in “Due to affiliate” on the consolidated balance sheets as of September 30, 2025 and December 31, 2024.

On March 24, 2025, the Company, PubCo and the affiliate of the Company’s sponsor entered into an agreement, pursuant to which the parties agreed that $390,000 of the advances received from the affiliate of the Company’s sponsor shall be converted into ordinary shares of PubCo at the time of the Closing, at a conversion price of $10.00 per share. The Company used extinguishment accounting for the amendment and recorded the difference between the initial principal amount of the promissory note in the amount of $390,000 and the fair value of the amended note as of the date of the amendment in the amount of $329,809, which resulted in a gain on modification of terms of the promissory note and advances from affiliate of $60,191. The Company recorded a gain on debt distinguishment in the equity due to it was a related party loan. The new debt was recorded at fair value with the difference between the face value and the fair value was accreted over the remaining term of the note, which was expected to be September 15, 2025. For the three and nine months ended September 30, 2025, $25,261 and $60,191 amortization of debt discount was recorded as interest expenses on the accompanying unaudited consolidated statement of operations. As of September 30, 2025, the net amount of the note, $390,000, was included in “Convertible notes - related party, net of debt discount” on the Company’s consolidated balance sheet. Upon closing of the Business Combination on October 28, 2025, the $390,000 advances were converted into 39,000 shares of Pubco’s ordinary shares.

The Company developed a Probability Weighted Expected Return Model (“PWERM”) to estimate the fair value of “Convertible note - related party, net of debt discount” as of the date of the amendment of the terms of the initial promissory note were made.

The following table presents the quantitative information regarding assumptions used in the valuation of “Convertible note - related party, net of debt discount,” which was determined principally by reference to the fair value of the underlying shares. Assumptions used to estimate the fair value of the underlying shares are as follows:

March 24, 2025
Closing stock price	$12.00
Expected time to liquidity	0.32 years
Risk free rate	4.31%
Volatility	29.6%

Note 6 — Related Party Transactions

Founder Shares

On August 19, 2021, the Company’s sponsor purchased 2,875,000 shares (the “Founder Shares”) of the Company’s common stock, par value $0.001, for an aggregate price of $25,000. The Founder Shares are subject to certain transfer restrictions, as described in Note 9.

The Initial Stockholders have agreed, subject to limited exceptions, that 50% of these shares will not be transferred, assigned, sold or released from escrow until the earlier of six months after the date of the consummation of the Company’s initial Business Combination and the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after its initial Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of the Company’s initial Business Combination, or earlier, in either case, if, subsequent to the Company’s initial Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement

Simultaneously with the closing of the IPO, the Company consummated the sale of 570,000 units (“Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to Public Gold Marketing Sdn. Bhd., a Malaysian private limited company, a related party generating gross proceeds of $5,700,000, which is described in Note 5.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s sponsor or an affiliate of the sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units. As of December 31, 2024 and 2023, there were no Working Capital Loans outstanding.

The Company entered into promissory notes with Public Gold Marketing Sdn. Bhd., which is considered a related party due to a familial relationship between the controlling member of the sponsor and a 95% shareholder of Public Gold Marketing Sdn. Bhd. The promissory notes bear an interest of 6% per annum and repayable upon consummation of an initial Business Combination (Note 8).

Support Services

The Company has entered into an administrative services agreement pursuant to which the Company will pay its sponsor a total of $10,000 per month for office space, administrative and support services. On September 30, 2023, the Company terminated the administrative services agreement. As a result, the Company is no longer be required to pay the sponsor $10,000 monthly since September 30, 2023.

As of December 31, 2024 and 2023, $217,000 had been accrued under this arrangement and shown under “Due to related parties” in the accompanying consolidated balance sheets.

Advances

On each of September 5, 2023, September 29, 2023 and November 7, 2023, an affiliate of the Company’s sponsor advanced $130,000 to the Company, for a total advance of $390,000. The $390,000 advance to fund trust extension deposits is reflected in “Due to related parties” on the consolidated balance sheets.